Employee benefits - Summary of Defined Benefit Pension Plans (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligation	€ 11,456	€ 11,860
Fair value of plan assets	(9,365)	(8,072)
Net defined benefit liability	€ 2,091	€ 3,788